UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05502

Comstock Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Comstock Capital Value Fund

Class AAA - COMVX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/COMVX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class AAA	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Comstock Capital Value Fund - Class AAA	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000
06/17	7,582	11,790	9,959	11,600
06/18	6,538	13,484	9,896	12,404
06/19	5,934	14,889	10,739	13,536
06/20	5,206	16,007	11,816	12,421
06/21	5,056	22,537	11,769	17,391
06/22	4,973	20,143	10,492	16,662
06/23	5,262	24,090	10,419	18,201
06/24	5,519	30,006	10,704	20,932
06/25	6,164	34,555	11,335	23,697
06/26	6,663	42,268	11,711	28,014

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class AAA	3.39%	8.09%	5.68%	(3.98)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

Fund Statistics

  Total Net Assets$10,669,695
  Number of Portfolio Holdings160
  Portfolio Turnover Rate125%
  Management Fees$(94,958)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/COMVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class AAA - COMVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/COMVX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

COMVX-26-SATSR

Comstock Capital Value Fund

Class C - CPCCX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/CPCCX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class C	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Comstock Capital Value Fund - Class C	Comstock Capital Value Fund - Class C (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	7,520	7,520	11,790	9,959	11,600
06/18	6,436	6,436	13,484	9,896	12,404
06/19	5,793	5,793	14,889	10,739	13,536
06/20	5,055	5,055	16,007	11,816	12,421
06/21	4,915	4,915	22,537	11,769	17,391
06/22	4,820	4,820	20,143	10,492	16,662
06/23	5,103	5,103	24,090	10,419	18,201
06/24	5,350	5,350	30,006	10,704	20,932
06/25	6,568	6,568	34,555	11,335	23,697
06/26	7,027	7,027	42,268	11,711	28,014

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class C	3.20%	6.99%	7.41%	(3.47)%
Comstock Capital Value Fund - Class C (includes sales charge)	2.20%	5.99%	7.41%	(3.47)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

Fund Statistics

  Total Net Assets$10,669,695
  Number of Portfolio Holdings160
  Portfolio Turnover Rate125%
  Management Fees$(94,958)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/CPCCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class C - CPCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/CPCCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCCX-26-SATSR

Comstock Capital Value Fund

Class I - CPCRX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/CPCRX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class I	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $500,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $500,000 Investment

Table Summary
	Comstock Capital Value Fund - Class I	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	500,000	500,000	500,000	500,000
06/17	379,400	589,500	497,950	580,000
06/18	328,858	674,211	494,813	620,194
06/19	298,533	744,464	536,971	676,818
06/20	262,817	800,373	590,775	621,048
06/21	256,113	1,126,845	588,471	869,529
06/22	252,743	1,007,174	524,622	833,096
06/23	266,896	1,204,480	520,950	910,074
06/24	280,192	1,500,300	535,224	1,046,585
06/25	312,510	1,727,746	566,749	1,184,839
06/26	338,358	2,113,379	585,565	1,400,717

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class I	3.49%	8.27%	5.73%	(3.83)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

Fund Statistics

  Total Net Assets$10,669,695
  Number of Portfolio Holdings160
  Portfolio Turnover Rate125%
  Management Fees$(94,958)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/CPCRX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class I - CPCRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/CPCRX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

CPCRX-26-SATSR

Comstock Capital Value Fund

Class A - DRCVX

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Comstock Capital Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/DRCVX/. You can also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Comstock Capital Value Fund - Class A	$0	0.00%

How did the Fund perform?

For the six months ended June 30, 2026, the Comstock Capital Value Fund underperformed its broad-based benchmark, the S&P 500 Index, and comparative benchmark the MSCI USA Value Index, and outperformed its other comparative, the Bloomberg US Government/Credit Bond Index. Earnings strength more than trumped a handful of economic and market concerns, including the Iran conflict and higher oil prices, a weak consumer, a strengthening US dollar, and a flattening of the yield curve. Contributors to performance included Apellis Pharmaceuticals, Inc., Arcellx, Inc., and Soleno Therapeutics Inc. Detractors included Elme Communities, EchoStar Corp., and Warner Brothers Discovery.

How has the Fund performed over the past 10 years?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests, for the last ten years. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distributions. Fund expenses were deducted. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Total Return Based on a $10,000 Investment

Table Summary
	Comstock Capital Value Fund - Class A	Comstock Capital Value Fund - Class A (includes sales charge)	S&P 500 Index	Bloomberg US Government / Credit Bond Index	MSCI USA Value Index
06/16	10,000	10,000	10,000	10,000	10,000
06/17	7,576	7,140	11,790	9,959	11,600
06/18	6,529	6,153	13,484	9,896	12,404
06/19	5,923	5,582	14,889	10,739	13,536
06/20	5,207	4,907	16,007	11,816	12,421
06/21	5,056	4,765	22,537	11,769	17,391
06/22	4,973	4,687	20,143	10,492	16,662
06/23	5,262	4,960	24,090	10,419	18,201
06/24	5,534	5,216	30,006	10,704	20,932
06/25	6,183	5,827	34,555	11,335	23,697
06/26	6,685	6,300	42,268	11,711	28,014

Average Annual Total Returns

Table Summary
	6 months	1 Year	5 Year	10 Year
Comstock Capital Value Fund - Class A	3.39%	8.11%	5.69%	(3.97)%
Comstock Capital Value Fund - Class A (includes sales charge)	(2.55)%	1.90%	4.45%	(4.54)%
S&P 500 Index	10.21%	22.32%	13.41%	15.51%
Bloomberg US Government / Credit Bond Index	0.49%	3.32%	(0.10)%	1.59%
MSCI USA Value Index	10.67%	18.22%	10.00%	10.85%

Fund Statistics

  Total Net Assets$10,669,695
  Number of Portfolio Holdings160
  Portfolio Turnover Rate125%
  Management Fees$(94,958)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/DRCVX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns for periods less than a year are not annualized.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Table Summary
Chart Industries Inc.	4.9%
Electronic Arts Inc.	4.8%
Warner Bros Discovery Inc.	4.6%
TXNM Energy Inc.	3.6%
Janus Henderson Group Ltd.	3.2%
The AES Corp.	2.8%
Roku Inc.	2.6%
Kenvue Inc.	2.5%
Apogee Therapeutics Inc.	2.5%
DigitalBridge Group Inc.	2.4%

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	81.2%
U.S. Government Obligations	22.0%
Rights	1.0%
Closed-End Funds	0.4%
Common Stocks – Securities Sold Short	(1.9)%
Other Assets and Liabilities (Net)	(2.7)%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
U.S. Government Obligations	22.0%
Financial Services	16.9%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Other Industry sectors	12.4%
Other Assets and Liabilities (Net)	(2.7)%

Comstock Capital Value Fund

Semi-Annual Shareholder Report - June 30, 2026

Class A - DRCVX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to prospectus, financial statements, Fund holdings, and proxy voting information, please visit https://gabelli.com/ticker/DRCVX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

DRCVX-26-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

Comstock Capital Value Fund

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return per Class A Share of the Comstock Capital Value Fund was 3.4% compared with a total return of 10.2% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

Comstock Capital Value Fund

Long Positions
U.S. Government Obligations	22.0%
Financial Services	16.5%
Health Care	16.4%
Entertainment	13.6%
Energy and Utilities	6.3%
Diversified Industrial	5.8%
Real Estate	5.5%
Business Services	3.8%
Building and Construction	3.7%
Computer Software and Services	1.9%
Semiconductors	1.9%
Telecommunications	1.6%
Hotels and Gaming	1.3%
Broadcasting	1.2%
Metal and Mining	0.8%
Aerospace and Defense	0.6%
Closed-End Funds	0.4%
Food and Beverage	0.4%
Consumer Products	0.3%
Retail	0.2%
Consumer Staples	0.2%
Transportation	0.1%
Automotive: Parts and Accessories	0.1%
Other Assets and Liabilities (Net)	(2.7)%

Short Positions
Consumer Products	(1.5)%
Entertainment	(0.4)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Comstock Capital Value Fund

Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 81.2%
	Aerospace and Defense — 0.6%
2,250	AstroNova Inc.†	$63,927	$64,058

	Automotive: Parts and Accessories — 0.1%
750	Monro Inc.	11,739	12,832

	Broadcasting — 1.2%
12,500	Clear Channel Outdoor Holdings Inc.†	29,852	30,250
10,000	IHS Holding Ltd.†	81,408	82,400
5,500	The E.W. Scripps Co., Cl. A†	20,250	15,235
		131,510	127,885
	Building and Construction — 3.7%
750	Arcosa Inc.	108,539	108,968
3,000	Taylor Morrison Home Corp.†	214,822	215,220
200	TopBuild Corp.†	83,117	70,906
		406,478	395,094
	Business Services — 3.8%
5,000	EQV Ventures Acquisition Corp. II, Cl. A†	49,777	50,900
16,000	Global Business Travel Group I†	149,467	150,240
1,000	McGrath RentCorp	109,105	121,030
8,500	Soulpower Acquisition Corp., Cl. A†	83,750	87,975
		392,099	410,145
	Computer Software and Services — 1.9%
2,750	Information Services Corp.	100,312	98,889
2,750	LiveRamp Holdings Inc.†	103,477	103,510
		203,789	202,399
	Consumer Products — 0.3%
750	Sturm Ruger & Co. Inc.	28,700	28,388

	Consumer Staples — 0.2%
10,000	Olaplex Holdings Inc.†	20,038	20,500

	Diversified Industrial — 5.8%
2,500	Chart Industries Inc.†	499,191	522,350
5,000	Churchill Capital Corp. IX†	51,250	54,450
3,000	Drugs Made In America Acquisition II Corp.†	29,642	30,180
1,250	Stratasys Ltd.†	16,038	10,700
		596,121	617,680
	Energy and Utilities — 6.3%
20,000	The AES Corp.	287,586	293,200
6,750	TXNM Energy Inc.	386,624	383,265
		674,210	676,465
Shares		Cost	Market Value
	Entertainment — 13.6%
3,000	Brightstar Lottery plc	$42,788	$32,160
2,500	DoubleDown Interactive Co. Ltd., ADR†	28,005	28,700
2,500	Electronic Arts Inc.	502,472	512,600
2,000	Endeavor Group Holdings Inc., Cl. A†	53,861	55,000
400	Liberty Live Holdings Inc., Cl. C†	12,877	42,256
500	Manchester United plc, Cl. A†	7,973	11,465
2,000	Roku Inc.†	274,835	276,280
18,500	Warner Bros Discovery Inc.†	499,995	493,210
		1,422,806	1,451,671
	Financial Services — 16.4%
4,000	Aeon Acquisition I Corp.†	40,180	40,400
6,000	APEX Tech Acquisition Inc.†	58,989	59,700
2,000	Averin Capital Acquisition Corp., Cl. A†	19,876	19,920
7,000	Breeze Acquisition Corp. II†	68,346	69,370
1,000	Brighthouse Financial Inc.†	52,389	63,300
2,500	Cannae Holdings Inc.	40,507	36,000
2,000	Cartesian Growth Corp. IV†	19,970	20,000
2,000	Churchill Capital Corp. XI, Cl. A†	18,381	34,900
3,000	Colombier Acquisition Corp. III, Cl. A†	29,823	30,750
3,500	Crane Harbor Acquisition Corp. II, Cl. A†	34,566	35,490
16,500	DigitalBridge Group Inc.	254,779	260,370
464	Euronet Worldwide Inc.†	38,735	33,960
2,500	First Seacoast Bancorp Inc.†	41,714	42,150
1,000	Fortress Value Acquisition Corp. V, Cl. A†	10,025	10,150
1,250	FortuneX Acquisition Corp.†	12,500	12,562
1,250	Futurewave Acquisition Corp.†	12,500	12,538
3,500	GalaxyEdge Acquisition Corp.†	34,282	34,790
5,000	GigCapital8 Corp., Cl. A†	48,819	50,300
4,000	GSR V Acquisition Corp.†	40,000	40,120
2,500	Infinite Eagle Acquisition Corp., Cl. A†	25,050	25,300
6,000	International Money Express Inc.†	87,742	86,700
3,000	Irenic Acquisition Corp.†	30,030	30,510
6,500	Janus Henderson Group Ltd.	326,291	337,675

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
4,000	Lafayette Digital Acquisition Corp. I†	$39,836	$39,920
3,000	Ocean Capital Acquisition Corp.†	30,000	30,690
1,600	OneIM Acquisition Corp., Cl. A†	15,882	16,128
17,000	Open Lending Corp.†	53,024	52,870
9,000	Payoneer Global Inc.†	62,944	64,080
4,500	Quantum Leap Acquisition Corp., Cl. A†	44,113	44,685
4,100	Silicon Valley Acquisition Corp., Cl. A†	40,288	41,369
2,500	Starlink AI Acquisition Corp.†	25,000	25,275
4,500	White Pearl Acquisition Corp., Cl. A†	43,722	45,090
		1,700,303	1,747,062
	Food and Beverage — 0.2%
1,489	Mission Produce Inc.†	20,044	17,555

	Health Care — 15.9%
2,000	Apogee Therapeutics Inc.†	265,450	265,460
2,000	Avanos Medical Inc.†	49,068	49,760
3,000	Bio-Techne Corp.	211,742	211,950
3,000	Catalyst Pharmaceuticals Inc.†	93,746	94,290
9,000	Cross Country Healthcare Inc.†	121,749	118,890
14,000	Cyteir Therapeutics Inc., Escrow†(a)	0	0
41,000	Esperion Therapeutics Inc.†	128,459	129,560
14,000	Kenvue Inc.	256,489	267,540
1,500	Nuvalent Inc., Cl. A†	184,693	185,250
10,000	Organon & Co.	132,661	135,400
3,500	Select Medical Holdings Corp.	56,856	57,785
2,000	Simulations Plus Inc.†	36,414	36,620
500	STAAR Surgical Co.†	12,641	14,345
10,000	Talkspace Inc.†	51,427	52,000
61	Third Harmonic Bio Inc.†(a)	0	0
3,000	TruBridge Inc.†	77,225	78,630
		1,678,620	1,697,480
	Hotels and Gaming — 1.3%
500	Atlanta Braves Holdings Inc., Cl. C†	19,291	25,950
3,000	Caesars Entertainment Inc.†	87,844	90,540
500	MGM Resorts International†	24,335	23,905
		131,470	140,395
Shares		Cost	Market Value
	Metal and Mining — 0.8%
3,500	Allied Gold Corp.†	$92,805	$83,166
12,500	European Lithium Ltd.†	3,620	3,731
		96,425	86,897
	Real Estate — 5.5%
11,000	Apartment Investment and Management Co., Cl. A, REIT	32,325	32,670
24,000	Copper Property CTL Pass Through Trust	277,542	256,800
17,000	Elme Communities, REIT	37,995	25,160
6,000	NET Lease Office Properties, REIT	100,074	66,780
13,000	Seritage Growth Properties, Cl. A†	98,779	34,190
1,000	Sila Realty Trust Inc., REIT	30,285	30,360
750	Star Holdings†	12,633	6,847
9,000	Two Harbors Investment Corp., REIT	106,895	111,690
1,000	Whitestone REIT	15,883	18,960
		712,411	583,457
	Semiconductors — 1.9%
150	Norfolk Southern Corp.	41,319	47,189
700	Silicon Laboratories Inc.†	148,861	152,992
		190,180	200,181
	Telecommunications — 1.6%
700	EchoStar Corp., Cl. A†	86,671	71,050
1,000	Globalstar Inc.†	80,407	81,290
250	Iridium Communications Inc.	12,966	13,713
		180,044	166,053
	Transportation — 0.1%
500	ZIM Integrated Shipping Services Ltd.	13,423	13,000

	TOTAL COMMON STOCKS	8,674,337	8,659,197

	CLOSED-END FUNDS — 0.4%
37,000	Altaba Inc., Escrow†	36,756	48,100

	RIGHTS — 1.0%
	Business Services — 0.0%
2,000	Resolute Forest Products Inc., CVR†	0	3,000
8,500	Soulpower Acquisition Corp., expire 12/31/49†	1,250	991
		1,250	3,991
	Computer Software and Services — 0.0%
1,000	Gen Digital Inc., CVR†	0	1,290

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Diversified Industrial — 0.0%
3,000	Drugs Made In America Acquisition II Corp., expire 04/03/30†	$328	$218

	Financial Services — 0.1%
6,000	APEX Tech Acquisition Inc., Cl. R, expire 02/28/33†	1,011	1,320
7,000	Breeze Acquisition Corp. II, expire 02/24/28†	1,654	1,820
3,500	Crane Harbor Acquisition Corp. II, expire 12/31/30†	644	787
3,500	GalaxyEdge Acquisition Corp., Cl. R, expire 12/31/99†	718	658
5,000	GigCapital8 Corp., expire 07/18/29†	1,381	1,340
375	Pershing Square Tontine Holdings Ltd., expire 09/29/33†	0	112
3,500	White Pearl Acquisition Corp., expire 09/10/30†	1,273	984
		6,681	7,021
	Food and Beverage — 0.2%
15,000	TreeHouse Foods Inc., CVR†	0	26,250

	Health Care — 0.5%
12,500	89bio Inc., CVR†	0	3,750
500	ABIOMED Inc., CVR†	0	800
5,500	Akero Therapeutics Inc., CVR†	0	2,750
6,000	Akouos Inc., CVR†	0	3,000
1,000	Albireo Pharma Inc., CVR†	0	2,250
2,500	Alimera Sciences Inc., CVR†	0	25
5,000	Apellis Pharmaceuticals Inc., CVR†	0	50
3,750	Arcellx Inc., CVR†	0	188
5,500	Avadel Pharmaceuticals plc, CVR†	0	3,025
5,000	Blueprint Medicines Corp., CVR†	0	2,000
11,500	Cargo Therapeutics Inc., CVR†	0	115
2,000	Centessa Pharmaceuticals plc, CVR†	0	4,000
16,500	Checkpoint Therapeutics Inc., CVR†	0	1,650
3,000	Chinook Therapeutics Inc., CVR†	0	600
10,000	Concert Pharmaceuticals Inc., CVR†	0	3,000
Shares		Cost	Market Value
5,000	Epizyme Inc., CVR†	$0	$100
2,250	Fusion Pharmaceuticals Inc., CVR†	0	1,125
7,500	Gracell Biotechnologies Inc., CVR†	0	300
5,500	Hologic Inc., CVR†	0	55
6,500	Icosavax Inc., CVR†	0	1,950
5,000	iTeos Therapeutics Inc., CVR†(a)	0	0
1,750	Mirati Therapeutics Inc., CVR†	0	875
500	Opiant Pharmaceuticals Inc., CVR†	0	250
1,000	Optinose Inc., CVR†	0	500
22,000	Paragon 28 Inc., CVR†	0	1,100
6,500	Paratek Pharmaceuticals Inc., CVR†	0	130
9,500	Regulus Therapeutics Inc, CVR†	0	9,500
12,000	Sage Therapeutics Inc., CVR†	0	1,200
6,500	scPharmaceuticals Inc., CVR†	0	1,950
6,800	Verve Therapeutics Inc., CVR†	0	3,400
18,000	Vigil Neuroscience Inc., CVR†	0	900
		0	50,538
	Retail — 0.2%
41,000	Walgreens Boots Alliance Inc., CVR†	0	20,500

	TOTAL RIGHTS	8,259	109,808

	WARRANTS — 0.0%
	Business Services — 0.0%
1,666	EQV Ventures Acquisition Corp. II, expire 06/30/31†	417	662

	Financial Services — 0.0%
333	Averin Capital Acquisition Corp., expire 01/30/31†	164	216
250	Churchill Capital Corp. XI, expire 12/16/30†	2,023	1,875
375	Colombier Acquisition Corp. III, expire 03/25/31†	262	300
1,000	Lafayette Digital Acquisition Corp. I, expire 02/03/31†	262	310
266	OneIM Acquisition Corp., expire 12/22/30†	188	220
4,500	Quantum Leap Acquisition Corp., expire 06/05/31†	887	585

See accompanying notes to financial statements.

Comstock Capital Value Fund

Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	WARRANTS (Continued)
	Financial Services (Continued)
2,050	Silicon Valley Acquisition Corp., expire 09/18/31†	$612	$1,566
		4,398	5,072
	TOTAL WARRANTS	4,815	5,734

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 22.0%
$2,355,000	U.S. Treasury Bills, 3.570% to 3.716%††, 07/30/26 to 09/24/26	2,342,771	2,342,673

	TOTAL INVESTMENTS BEFORE SECURITIES SOLD SHORT — 104.6%	$11,066,938	11,165,512

	SECURITIES SOLD SHORT — (1.9)%
	(Proceeds received $206,866)		(207,538)

	Other Assets and Liabilities (Net) — (2.7)%		(288,279)

	NET ASSETS — 100.0%		$10,669,695
Shares		Proceeds	Market Value
	SECURITIES SOLD SHORT — (1.9)%
	Consumer Products — (1.5)%
1,463	Kimberly-Clark Corp.	$160,293	$160,594

	Entertainment — (0.4)%
900	Fox Corp., Cl. A	46,573	46,944

	TOTAL SECURITIES SOLD SHORT(a)	$206,866	$207,538

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	At June 30, 2026, these proceeds are being held at Pershing LLC.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

As of June 30, 2026, forward foreign exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	9,008	CAD	12,735	State Street Bank and Trust Co.	09/29/26	$(8)

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments in securities, at value (cost $11,066,938)	$11,165,512
Cash	188,850
Receivable for investments in securities sold	219,139
Receivable for Fund shares sold	13
Receivable from Adviser	23,499
Dividends receivable	1,011
Prepaid expenses	946
Total Assets	11,598,970
Liabilities:
Securities sold short, at value (proceeds $206,866)	207,538
Foreign currency overdraft, at value (cost $179,528)	179,883
Payable for investment securities purchased	493,436
Payable for investment advisory fees	8,483
Payable for distribution fees	293
Unrealized depreciation on forward foreign currency contracts	8
Other accrued expenses	39,634
Total Liabilities	929,275
Net Assets
(applicable to 2,261,027 shares outstanding)	$10,669,695

Net Assets Consist of:
Paid-in capital	$142,774,944
Total accumulated loss	(132,105,249)
Net Assets	$10,669,695

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($769,435 ÷ 168,042 shares outstanding; 25,000,000 shares authorized)	$4.58
Class A:
Net Asset Value and redemption price per share ($871,297 ÷ 190,770 shares outstanding; 25,000,000 shares authorized)	$4.57
Maximum offering price per share (NAV ÷ 0.9405, based on maximum sales charge of 5.95% of the offering price)	$4.86
Class C:
Net Asset Value and offering price per share ($12.40 ÷ 2.962 shares outstanding; 25,000,000 shares authorized)	$4.19	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($9,028,951 ÷ 1,902,212 shares outstanding; 25,000,000 shares authorized)	$4.75

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $171)	$77,874
Interest	24,572
Total Investment Income	102,446
Expenses:
Investment advisory fees	50,419
Distribution fees - Class AAA	639
Distribution fees - Class A	1,091
Distribution fees - Class C	4
Legal and audit fees	29,582
Shareholder communications expenses	24,665
Directors’ fees	12,000
Shareholder services fees	9,194
Custodian fees	8,104
Registration expenses	4,184
Interest expense	23
Miscellaneous expenses	6,063
Total Expenses	145,968
Less:
Expense reimbursements (See Note 3)	(145,377)
Custodian fee credits	(568)
Total Reimbursements and Credits	(145,945)
Net Expenses	23
Net Investment Income	102,423

Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments in securities	190,900
Net realized gain on forward foreign exchange contracts	4,880
Net realized loss on foreign currency transactions	(68)
Net realized gain on investments in securities, forward foreign exchange contracts, and foreign currency transactions	195,712
Net change in unrealized appreciation/(depreciation):
on investments in securities	34,005
on securities sold short	(672)
on forward foreign exchange contracts	(8)
on foreign currency translations	(351)
Net change in unrealized appreciation/(depreciation) on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	32,974
Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency	228,686
Net Increase in Net Assets Resulting from Operations	$331,109

See accompanying notes to financial statements.

Comstock Capital Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income	$102,423	$189,281
Net realized gain on investments in securities, forward foreign exchange contracts, and foreign currency transactions	195,712	579,916
Net change in unrealized appreciation/(depreciation) on investments in securities, securities sold short, forward foreign exchange contracts, and foreign currency translations	32,974	134,657
Net Increase in Net Assets Resulting from Operations	331,109	903,854

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(11,065)
Class A	—	(19,199)
Class C	—	0 *
Class I	—	(152,129)
Total Distributions to Shareholders	—	(182,393)

Capital Stock Transactions:
Proceeds from shares issued
Class AAA	457,184	1,040,291
Class A	5,332	13,547
Class C	44,062	11
Class I	818,367	1,550,195
Total proceeds from shares issued	1,324,945	2,604,044

Proceeds from reinvestment of distributions
Class AAA	—	10,979
Class A	—	8,876
Class C	—	—
Class I	—	149,553
Total proceeds from reinvestment of distributions	—	169,408

Cost of shares redeemed
Class AAA	(280,409)	(872,899)
Class A	(57,894)	(212,266)
Class C	(44,062)	(3,787)
Class I	(287,950)	(24,400)
Total cost of shares redeemed	(670,315)	(1,113,352)

Net Increase in Net Assets from Capital Stock Transactions	654,630	1,660,100

Redemption Fees	—	23

Net Increase in Net Assets	985,739	2,381,584

Net Assets:
Beginning of year	9,683,956	7,302,372
End of period	$10,669,695	$9,683,956

*	Amount represents less than $1.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2026(c)	$4.43	$0.05	$0.10		$0.15	$—	$—	$—		$4.58	3.39%	$770		2.06	%(d)	3.10	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.06	0.10	0.36		0.46	(0.09)	(0.09)	0.00	(h)	4.43	11.25	577		2.25		3.15		0.00	(e)(g)	253
2024(i)	3.94	0.05	0.16		0.21	(0.09)	(0.09)	—		4.06	5.23	344		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)	133
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262		2.44		3.56		0.00	(e)(g)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255		1.94		4.05		0.00	(e)(g)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190		(1.82)		4.93		1.95	(f)(g)	243
2021	3.81	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(h)	3.70	(2.89)	208		(3.00)		4.12		3.12		0	(k)
Class A
2026(c)	$4.42	$0.05	$0.10		$0.15	$—	$—	$—		$4.57	3.39%	$871		2.06	%(d)	3.10	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.04	0.09	0.38		0.47	(0.09)	(0.09)	0.00	(h)	4.42	11.55	895		2.20		3.15		0.00	(e)(g)	253
2024(i)	3.93	0.05	0.15		0.20	(0.09)	(0.09)	—		4.04	4.99	995		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)	133
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041		2.43		3.56		0.00	(e)(g)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162		2.39		4.05		0.00	(e)(g)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193		(1.95)		4.93		2.07	(f)(g)	243
2021	3.80	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(h)	3.69	(2.89)	1,554		(3.00)		4.12		3.12		0	(k)
Class C(I)
2026(c)	$4.06	$0.01	$0.12		$0.13	$—	$—	$—		$4.19	3.20%	$0	(m)	0.56	%(d)	3.85	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	3.41	0.05	0.69		0.74	(0.09)	(0.09)	0.00	(h)	4.06	21.60	0	(m)	1.55		3.89		0.00	(e)(g)	253
2024(i)	3.33	0.04	0.13		0.17	(0.09)	(0.09)	—		3.41	4.98	4		1.90	(d)	6.10	(d)	0.00	(d)(e)(f)(g)	133
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6		2.43		4.31		0.00	(e)(g)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10		2.96		4.80		0.00	(e)(g)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35		(2.38)		5.68		2.50	(f)(g)	243
2021	3.24	(0.09)	(0.00	)(j)	(0.09)	—	—	0.00	(h)	3.15	(2.78)	49		(3.73)		4.87		3.87		0	(k)
Class I
2026(c)	$4.59	$0.05	$0.11		$0.16	$—	$—	$—		$4.75	3.49%	$9,029		2.03	%(d)	2.85	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.20	0.10	0.38		0.48	(0.09)	(0.09)	0.00	(h)	4.59	11.35	8,212		2.23		2.90		0.00	(e)(g)	253
2024(i)	4.08	0.05	0.16		0.21	(0.09)	(0.09)	—		4.20	5.05	5,959		1.92	(d)	5.11	(d)	0.00	(d)(e)(f)(g)	133
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098		2.44		3.31		0.00	(e)(g)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740		2.10		3.80		0.00	(e)(g)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737		(1.43)		4.68		1.58	(f)(g)	243
2021	3.92	(0.10)	(0.00	)(j)	(0.10)	—	—	0.00	(h)	3.82	(2.55)	1,987		(2.75)		3.87		2.87		0	(k)

*	For 2021 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(h) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended June 30, 2026, the year ended December 31, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $145,377, $247,389, $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than 0.005%.
(f)	The Fund incurred interest expense for the six months ended June 30, 2026, during the period May 1, 2024 to December 31, 2024, and the year ended April 30, 2022. For the year ended April 30, 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94% (Class AAA), 2.06% (Class A), 2.49% (Class C), and 1.57% (Class I). For the six months ended June 30, 2026, and the period May 1, 2024 to December 31, 2024, the effect of interest expense was minimal.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the year ended December 31, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, and 2022, if credits had not been received, the expense ratios would have been 0.02%, 0.03%, 0.02%, 0.01%, and 1.96% (Class AAA), 0.02%, 0.03%, 0.02%, 0.01%, and 2.08%, (Class A), 0.01%, 0.03%, 0.02%, 0.01%, and 2.51% (Class C), and 0.02%, 0.03%, 0.02%, 0.01%, and 1.59%, (Class I). For the year ended April 30, 2021 and the six months ended June 30, 2026, the Fund did not have such credits.
(h)	Amount represents less than $0.005 per share.
(i)	For the eight months ended December 31, 2024.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights (Continued)

(j)	Amount represents greater than $(0.005) per share.
(k)	Amount represents less than 0.5%.
(l)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(m)	Amount represents less than $1,000.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited)

1. Organization. Comstock Capital Value Fund (the Fund) is the sole series of the Comstock Funds, Inc. (the Company). The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. For short positions, if no bid prices are quoted on that day, then the security is valued at the closing ask price on the principal market for the security on that day. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2026 are as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Entertainment	$1,396,671	$55,000	—	$1,451,671
Health Care	1,697,480	—	$0	1,697,480
Other Industries (b)	5,510,046	—	—	5,510,046
Total Common Stocks	8,604,197	55,000	0	8,659,197
Closed-End Funds	—	48,100	—	48,100
Rights (b)	9,408	100,400	0	109,808
Warrants (b)	5,734	—	—	5,734
U.S. Government Obligations	—	2,342,673	—	2,342,673
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,619,339	$2,546,173	$0	$11,165,512

LIABILITIES (Market Value):
Common Stocks Sold Short (b)	$(207,538)	—	—	$(207,538)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(207,538)	—	—	$(207,538)

OTHER FINANCIAL INSTRUMENTS:*
LIABILITIES (Unrealized Depreciation):
FORWARD CURRENCY EXCHANGE CONTRACTS
Forward Foreign Exchange Contracts	—	$(8)	—	$(8)

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments (SOI) for the industry classifications of these portfolio holdings.
*	Other financial instruments are derivatives reflected in the SOI, such as options, futures, forwards, and swaps, may be valued at the unrealized appreciation/(depreciation) of the instrument.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

At June 30, 2026, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. Therefore the Fund reflects derivative assets and liabilities any related collateral gross on the statement of assets and liabilities. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2026, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2026, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. Forward foreign exchange contracts at June 30, 2026 are reflected within the Schedule of Investments. The Fund’s volume of activity in forward foreign exchange contracts during the six months ended June 30, 2026 had an average monthly notional amount of approximately $21,466.

At June 30, 2026, the value of forward foreign exchange contracts can be found in the Statement of Assets and Liabilities under Assets, Unrealized appreciation on forward foreign exchange contracts. For the six months ended June 30, 2026, the effect of forward foreign exchange contracts can be found in the Statement of Operations

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

under Net Realized and Unrealized Gain/(Loss) on Investments in Securities, Securities Sold Short, Forward Foreign Exchange Contracts, and Foreign Currency, within Net realized gain on forward foreign exchange contracts and Net change in unrealized appreciation/depreciation on forward foreign exchange contracts.

The Effect of Derivative Instruments on the Statement of Operations

For the Six Months Ended June 30, 2026

Net Realized Gain/(Loss) from Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign currency exchange rate risk	$—	$—	$—	$—	$4,880	$4,880

Net Change in Unrealized Appreciation/(Depreciation)

On Derivatives Recognized in Income

	Purchased Options and Structured Options (Investments)	Written Options and Structured Options	Futures Contracts	Swap Agreements	Foreign Currency Exchange Contracts	Total
Foreign currency exchange rate risk	$—	$—	$—	$—	$(8)	$(8)

Securities Sold Short. The Fund entered into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short and details of collateral at June 30, 2026 are reflected within the Schedule of Investments. For the six months ended June 30, 2026, the Fund did not incur service fees related to its investment positions sold short and held by the broker. These amounts are included in the Statement of Operations under Expenses, Service fees for securities sold short.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee of 110% of the 90 day U.S. Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (NAV) per share of the Fund.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$182,393
Total distributions paid	$182,393

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$73,785,788
Long term capital loss carryforward with no expiration	58,803,683
Total capital loss carryforwards	$132,589,471

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost/ (Proceeds)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments and other derivative instruments	$10,871,620	$324,141	$(237,795)	$86,346

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2026, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the extent necessary to maintain the total operating expenses (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2027, at no more than an annual rate of 0.00% for all classes of shares, on the first $25 million in Fund net assets. For the six months ended June 30, 2026, the Adviser reimbursed the Fund in the amount of $145,377.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities and U.S. Government obligations, aggregated $11,026,069 and $10,685,191, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Distributor retained a total of $10,791 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the six months ended June 30, 2026.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on April 9, 2027 and may be renewed annually, of up to $200,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

8. Capital Stock. Effective November 24, 2021, the Fund reopened its shares for sale. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
	Shares	Shares
Class AAA
Shares sold	100,462	240,996
Shares issued upon reinvestment of distributions	—	2,479
Shares redeemed	(62,470)	(198,359)
Net increase	37,992	45,116
Class A
Shares sold	1,178	3,209
Shares issued upon reinvestment of distributions	—	2,008
Shares redeemed	(12,931)	(48,871)
Net decrease	(11,753)	(43,654)
Class C
Shares sold	10,541	3
Shares issued upon reinvestment of distributions	—	—
Shares redeemed	(10,541)	(1,080)
Net decrease	—	(1,077)
Class I
Shares sold	176,570	341,247
Shares issued upon reinvestment of distributions	—	32,582
Shares redeemed	(61,599)	(5,566)
Net increase	114,971	368,263

ReFlow Services, LLC The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2026, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of June 30, 2026, 64.9% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

Comstock Capital Value Fund

Notes to Financial Statements (Unaudited) (Continued)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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COMSTOCK CAPITAL VALUE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Joseph Gabelli rejoined GAMCO Investors, Inc. in 2018 after serving as a data strategy consultant for Alt/S, an early stage Boston based healthcare, media, and marketing analytics firm, beginning in July 2017. From 2008 until June 2017, he served as an equity research analyst covering the global food and beverage industry for GAMCO Investors, Inc. and its affiliate, Associated Capital Group. He began his investment career at Integrity Capital Management, a Boston based equity hedge fund, where he focused on researching small and micro-cap companies in the technology, healthcare, and consumer discretionary sectors. Mr. Gabelli holds a BA from Boston College and an MBA degree from Columbia Business School, where he graduated with Dean's Honors and Distinction.

Willis M. Brucker is a portfolio manager of Gabelli Funds, LLC and global merger arbitrage analyst with experience analyzing and investing in global merger transactions and special situations. He joined GAMCO Investors, Inc. in 2004 as a research analyst after graduating from Boston College with a BS in Finance and Corporate Reporting and Analysis.

Ralph Rocco is a partner and senior portfolio manager at Gabelli and leads the merger portfolio team. Mr. Rocco has extensive merger investing experience that spans three decades and specializes in all aspects of complex global merger transactions. He holds a BA in Economics from Rutgers University.

Paolo Vicinelli is a senior portfolio manager and analyst of various portfolios managed by the Gabelli organization. Mr. Vicinelli has over 25 years of investment experience focusing on global special situations and complex merger transactions. Mr. Vicinelli is a co-author of "Deals...Deals...and More Deals," a detailed narrative dedicated to M&A first published by Gabelli University Press in 1999. Mr. Vicinelli graduated from Colgate University in 1991 with a BA in History and received his MBA in Finance from Columbia Business School in 1999.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary and Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
The Bank of New York Mellon

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Comstock Capital Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABCOJUN26SAR

GABELLI FUNDS

COMSTOCK CAPITAL VALUE FUND

Semiannual Report
June 30, 2026

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Comstock Capital Value Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions						Ratios to Average Net Assets/Supplemental Data
Period Ended*	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments		Total from Investment Operations	Net Investment Income	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)		Net Investment Income (Loss)		Operating Expenses Before Reimbursement		Operating Expenses Net of Reimbursement(b)		Portfolio Turnover Rate
Class AAA
2026(c)	$4.43	$0.05	$0.10		$0.15	$—	$—	$—		$4.58	3.39%	$770		2.06	%(d)	3.10	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.06	0.10	0.36		0.46	(0.09)	(0.09)	0.00	(h)	4.43	11.25	577		2.25		3.15		0.00	(e)(g)	253
2024(i)	3.94	0.05	0.16		0.21	(0.09)	(0.09)	—		4.06	5.23	344		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)	133
2024	3.81	0.10	0.10		0.20	(0.07)	(0.07)	—		3.94	5.17	262		2.44		3.56		0.00	(e)(g)	271
2023	3.66	0.07	0.08		0.15	—	—	—		3.81	4.10	255		1.94		4.05		0.00	(e)(g)	265
2022	3.70	(0.07)	0.03		(0.04)	—	—	—		3.66	(1.08)	190		(1.82)		4.93		1.95	(f)(g)	243
2021	3.81	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(h)	3.70	(2.89)	208		(3.00)		4.12		3.12		0	(k)
Class A
2026(c)	$4.42	$0.05	$0.10		$0.15	$—	$—	$—		$4.57	3.39%	$871		2.06	%(d)	3.10	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.04	0.09	0.38		0.47	(0.09)	(0.09)	0.00	(h)	4.42	11.55	895		2.20		3.15		0.00	(e)(g)	253
2024(i)	3.93	0.05	0.15		0.20	(0.09)	(0.09)	—		4.04	4.99	995		1.91	(d)	5.36	(d)	0.00	(d)(e)(f)(g)	133
2024	3.80	0.09	0.11		0.20	(0.07)	(0.07)	—		3.93	5.19	1,041		2.43		3.56		0.00	(e)(g)	271
2023	3.65	0.09	0.06		0.15	—	—	—		3.80	4.11	1,162		2.39		4.05		0.00	(e)(g)	265
2022	3.69	(0.07)	0.03		(0.04)	—	—	—		3.65	(1.08)	1,193		(1.95)		4.93		2.07	(f)(g)	243
2021	3.80	(0.11)	(0.00	)(j)	(0.11)	—	—	0.00	(h)	3.69	(2.89)	1,554		(3.00)		4.12		3.12		0	(k)
Class C(I)
2026(c)	$4.06	$0.01	$0.12		$0.13	$—	$—	$—		$4.19	3.20%	$0	(m)	0.56	%(d)	3.85	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	3.41	0.05	0.69		0.74	(0.09)	(0.09)	0.00	(h)	4.06	21.60	0	(m)	1.55		3.89		0.00	(e)(g)	253
2024(i)	3.33	0.04	0.13		0.17	(0.09)	(0.09)	—		3.41	4.98	4		1.90	(d)	6.10	(d)	0.00	(d)(e)(f)(g)	133
2024	3.23	0.08	0.09		0.17	(0.07)	(0.07)	—		3.33	5.17	6		2.43		4.31		0.00	(e)(g)	271
2023	3.10	0.09	0.04		0.13	—	—	—		3.23	4.19	10		2.96		4.80		0.00	(e)(g)	265
2022	3.15	(0.07)	0.02		(0.05)	—	—	—		3.10	(1.59)	35		(2.38)		5.68		2.50	(f)(g)	243
2021	3.24	(0.09)	(0.00	)(j)	(0.09)	—	—	0.00	(h)	3.15	(2.78)	49		(3.73)		4.87		3.87		0	(k)
Class I
2026(c)	$4.59	$0.05	$0.11		$0.16	$—	$—	$—		$4.75	3.49%	$9,029		2.03	%(d)	2.85	%(d)	0.00	%(d)(e)(f)(g)	125%
2025	4.20	0.10	0.38		0.48	(0.09)	(0.09)	0.00	(h)	4.59	11.35	8,212		2.23		2.90		0.00	(e)(g)	253
2024(i)	4.08	0.05	0.16		0.21	(0.09)	(0.09)	—		4.20	5.05	5,959		1.92	(d)	5.11	(d)	0.00	(d)(e)(f)(g)	133
2024	3.95	0.10	0.10		0.20	(0.07)	(0.07)	—		4.08	4.99	5,098		2.44		3.31		0.00	(e)(g)	271
2023	3.79	0.08	0.08		0.16	—	—	—		3.95	4.22	3,740		2.10		3.80		0.00	(e)(g)	265
2022	3.82	(0.05)	0.02		(0.03)	—	—	—		3.79	(0.79)	2,737		(1.43)		4.68		1.58	(f)(g)	243
2021	3.92	(0.10)	(0.00	)(j)	(0.10)	—	—	0.00	(h)	3.82	(2.55)	1,987		(2.75)		3.87		2.87		0	(k)

*	For 2021 through 2024 the Fund had a fiscal year end of April 30. In August of 2024, the Fund changed fiscal year end from April to December. 2024(h) is for the period May 1, 2024 to December 31, 2024.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	For the six months ended June 30, 2026, the year ended December 31, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, 2022, and 2021, the Adviser reimbursed and/or waived expenses of $145,377, $247,389, $229,561, $202,406, $174,961, $114,019, and $40,792, respectively.
(c)	For the six months ended June 30, 2026, unaudited.
(d)	Annualized.
(e)	Amount represents less than 0.005%.
(f)	The Fund incurred interest expense for the six months ended June 30, 2026, during the period May 1, 2024 to December 31, 2024, and the year ended April 30, 2022. For the year ended April 30, 2022, if interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.94% (Class AAA), 2.06% (Class A), 2.49% (Class C), and 1.57% (Class I). For the six months ended June 30, 2026, and the period May 1, 2024 to December 31, 2024, the effect of interest expense was minimal.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund expenses. For the year ended December 31, 2025, the period May 1, 2024 to December 31, 2024, and the years ended April 30, 2024, 2023, and 2022, if credits had not been received, the expense ratios would have been 0.02%, 0.03%, 0.02%, 0.01%, and 1.96% (Class AAA), 0.02%, 0.03%, 0.02%, 0.01%, and 2.08%, (Class A), 0.01%, 0.03%, 0.02%, 0.01%, and 2.51% (Class C), and 0.02%, 0.03%, 0.02%, 0.01%, and 1.59%, (Class I). For the year ended April 30, 2021 and the six months ended June 30, 2026, the Fund did not have such credits.
(h)	Amount represents less than $0.005 per share.
(i)	For the eight months ended December 31, 2024.

See accompanying notes to financial statements.

Comstock Capital Value Fund

Financial Highlights (Continued)

(j)	Amount represents greater than $(0.005) per share.
(k)	Amount represents less than 0.5%.
(l)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(m)	Amount represents less than $1,000.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$4,000
Vincent D. Enright	$4,500
Werner J. Roeder	$3,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Comstock Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.